Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$47,972,355.17	0.3741118	$35,215,379.88	0.2746267	$12,756,975.28
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$132,392,355.17	0.1058588	$119,635,379.88	0.0956586	$12,756,975.28

Weighted Avg. Coupon (WAC)	3.22%		3.23%
Weighted Avg. Remaining Maturity (WARM)	18.80		18.05
Pool Receivables Balance	$154,354,615.73		$141,257,009.98
Remaining Number of Receivables	29,343		28,070

Adjusted Pool Balance	$151,294,050.36		$138,537,075.08

III. COLLECTIONS

Principal:
Principal Collections	$12,869,824.54
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$181,730.35
Total Principal Collections	$13,051,554.89

Interest:
Interest Collections	$404,308.17
Late Fees & Other Charges	$38,702.89
Interest on Repurchase Principal	$-
Total Interest Collections	$443,011.06

Collection Account Interest	$17,717.77
Reserve Account Interest	$4,798.83
Servicer Advances	$-

Total Collections	$13,517,082.55

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$13,517,082.55
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,517,082.55

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$128,628.85	$-	$128,628.85	$128,628.85
	Collection Account Interest					$17,717.77
	Late Fees & Other Charges					$38,702.89
Total due to Servicer						$185,049.51

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$54,768.44		$54,768.44

	Total Class A interest:		$54,768.44		$54,768.44	$54,768.44

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$13,124,426.60

9.	Regular Principal Distribution Amount:					$12,756,975.28

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$12,756,975.28
	Class A Notes Total:		$12,756,975.28		$12,756,975.28
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$12,756,975.28		$12,756,975.28

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					367,451.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,060,565.37
Beginning Period Amount	$3,060,565.37
Current Period Amortization	$340,630.47
Ending Period Required Amount	$2,719,934.90
Ending Period Amount	$2,719,934.90
Next Distribution Date Required Amount	$2,403,712.88

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	12.49%	13.64%	13.64%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.39%	27,618	97.27%	$137,403,470.52
30 - 60 Days	1.27%	356	2.10%	$2,963,263.93
61 - 90 Days	0.29%	81	0.54%	$761,210.86
91-120 Days	0.05%	15	0.09%	$129,064.67
121 + Days	0.00%	0	0.00%	$-
Total		28,070		$141,257,009.98

Delinquent Receivables 30+ Days Past Due
Current Period	1.61%	452	2.73%	$3,853,539.46
1st Preceding Collection Period	1.41%	413	2.32%	$3,576,199.88
2nd Preceding Collection Period	1.44%	442	2.38%	$4,015,836.09
3rd Preceding Collection Period	1.18%	376	1.97%	$3,606,488.80
Four-Month Average	1.41%		2.35%

Repossession in Current Period		14		$108,760.69
Repossession Inventory		58		$89,599.40

Current Charge-Offs
Gross Principal of Charge-Offs				$227,781.21
Recoveries				$(181,730.35)
Net Loss				$46,050.86

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.36%

Average Pool Balance for Current Period				$147,805,812.86

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.37%
1st Preceding Collection Period				-0.03%
2nd Preceding Collection Period				-0.71%
3rd Preceding Collection Period				0.41%
Four-Month Average				0.01%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		27	2,566	$35,004,368.45
Recoveries		24	2,358	$(20,063,353.02)
Net Loss				$14,941,015.43
Cumulative Net Loss as a % of Initial Pool Balance				1.15%

Net Loss for Receivables that have experienced a Net Loss *		17	1,938	$15,041,587.52
Average Net Loss for Receivables that have experienced a Net Loss				$7,761.40

Principal Balance of Extensions				$781,968.48
Number of Extensions				82

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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